Offerings - Offering: 1	Feb. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share
Amount Registered | shares	7,963,215
Maximum Aggregate Offering Price	$ 185,514,707.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 25,619.58
Offering Note	(a) This Registration Statement on Form S-4 covers the estimated maximum number of shares of common stock, no par value per share, of Community West Bancshares ("CWB," and such shares, the "CWB common stock") to be issued upon the completion of the transactions contemplated by the Agreement and Plan of Merger, dated December 16, 2025, between CWB and United Security Bancshares ("USB") (as may be amended, the "merger agreement" and such transactions contemplated thereby, the "merger"). The "Amount Registered" listed here is based upon the product of (x) the maximum number of shares of common stock, no par value per share, of USB (the "USB capital stock") outstanding as of on January 29, 2026, or issuable in connection with the merger, collectively equal to 17,617,731, multiplied by (y) the exchange ratio of 0.4520 shares of CWB common stock for each share of USB capital stock. In the event the number of shares of CWB common stock required to be issued to consummate the merger described herein is increased after the date this Registration Statement on Form S-4 is declared effective, CWB will register such additional shares in accordance with Rule 413 under the Securities Act of 1933, as amended (the "Securities Act"), by filing a registration statement pursuant to Rule 462(b) or Rule 429 under the Securities Act, as applicable, with respect to such additional shares. (b) The "Maximum Aggregate Offering Price" listed here is estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities, and calculated in accordance with Rule 457(c) and 457(f)(1) promulgated thereunder. The maximum aggregate offering price ($185,514,707) is the product of (i) the average of the high and low prices of USB common stock as reported on the Nasdaq on January 29, 2026, multiplied by (ii) the estimated maximum number of shares of USB common stock, including shares in respect of restricted stock awards and restricted stock unit awards, that may be exchanged or converted in the merger for the securities being registered (17,617,731).